TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

Figures in million - SA rand	2020	2019	2018
Trade receivables - gold sales	42.0	-	433.8
Trade receivables - PGM sales	4,655.3	2,681.1	5,310.1
PGM sales concentrate	4,030.0	2,341.6	5,310.1
PGM sales other	625.3	339.5	-
Other trade receivables	1,020.6	889.0	436.6
Payroll debtors	268.2	251.5	127.9
Interest receivable	56.5	14.6	8.9
Financial assets	6,042.6	3,836.2	6,317.3
Prepayments	368.8	442.9	296.9
Value added tax	454.2	355.9	218.8
Total trade and other receivables	6,865.6	4,635.0	6,833.0